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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

Conestoga Capital Advisors, 550 E. Swedesford Rd., Suite 120, Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors
550 E. Swedesford Rd., Suite 120, Wayne, PA 19087
(Name and address of agent for service)

With a copy to:
John Deringer, Esq., Drinker Biddle, One Logan Square, Suite 2000, Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Consumer Discretionary - 16.3%
Auto & Auto Parts - 2.1%
Dorman Products, Inc. (a)	278,649	$23,063,778

Consumer Services - 9.1%
Grand Canyon Education, Inc. (a)	377,850	29,627,219
HealthStream, Inc. (a)	735,642	19,362,097
Sotheby's (a)	422,300	22,664,841
Stamps.com, Inc. (a)	191,550	29,666,306
		101,320,463
Leisure - 2.9%
Fox Factory Holding Corporation (a)	918,750	32,707,500

Specialty Retail - 2.2%
SiteOne Landscape Supply, Inc. (a)	468,600	24,395,316

Consumer Staples - 3.2%
Food/Beverage & Tobacco - 2.1%
MGP Ingredients, Inc.	441,300	22,581,321

Household Products - 1.1%
WD-40 Company	113,500	12,524,725

Energy - 1.3%
Non-Renewable Energy - 1.3%
Matador Resources Company (a)	699,756	14,953,786

Financial Services - 1.6%
Investment Banking & Brokerage Services - 1.6%
Westwood Holdings Group, Inc.	320,471	18,167,501

Health Care - 22.9%
Health Care Equipment & Supplies - 1.0%
LeMaitre Vascular, Inc.	345,199	10,777,113

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Health Care - 22.9% (Continued)
Health Care Services - 7.2%
Medidata Solutions, Inc. (a)	365,100	$28,550,820
National Research Corporation - Class A	233,923	6,292,529
National Research Corporation - Class B	122,973	5,855,359
Omnicell, Inc. (a)	905,750	39,037,825
		79,736,533
Health Care Technology - 0.8%
Vocera Communications, Inc. (a)	338,000	8,929,960

Medical Equipment & Services - 8.8%
Align Technology, Inc. (a)	109,837	16,488,730
Bio-Techne Corporation	148,500	17,448,750
Cantel Medical Corporation	421,692	32,854,024
Neogen Corporation (a)	448,950	31,026,934
		97,818,438
Pharmaceuticals & Biotech - 5.1%
Ligand Pharmaceuticals, Inc. (a)	219,225	26,613,915
Repligen Corporation (a)	731,300	30,305,072
		56,918,987
Industrials - 2.9%
Machinery - 2.9%
ESCO Technologies, Inc.	295,300	17,614,645
John Bean Technologies Corporation	152,000	14,896,000
		32,510,645
Information Technology - 2.7%
Software - 2.7%
Descartes Systems Group, Inc. (The) (a)	1,247,500	30,376,625

Materials & Processing - 8.5%
Building Materials & Services - 7.0%
AAON, Inc.	869,100	32,026,335
Simpson Manufacturing Company, Inc.	601,500	26,291,565
Trex Company, Inc. (a)	291,725	19,738,114
		78,056,014

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Materials & Processing - 8.5% (Continued)
Chemicals & Synthetics - 1.5%
Balchem Corporation	208,375	$16,192,821

Producer Durables - 17.3%
Commercial Services - 10.2%
CoStar Group, Inc. (a)	58,050	15,301,980
Exponent, Inc.	413,400	24,101,220
Healthcare Services Group, Inc.	557,100	26,088,993
Rollins, Inc.	513,343	20,898,194
WageWorks, Inc. (a)	410,891	27,611,875
		114,002,262
Machinery - 1.6%
Proto Labs, Inc. (a)	256,725	17,264,756

Scientific Instruments & Services - 4.5%
Mesa Laboratories, Inc. (b)	204,386	29,290,558
Sun Hydraulics Corporation	500,000	21,335,000
		50,625,558
Transportation & Freight - 1.0%
Mobile Mini, Inc.	361,900	10,802,715

Technology - 18.5%
Electronics - 2.7%
NVE Corporation	139,450	10,737,650
Rogers Corporation (a)	180,087	19,561,050
		30,298,700

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Technology - 18.5% (Continued)
Information Technology - 15.8%
ACI Worldwide, Inc. (a)	964,815	$21,582,912
Blackbaud, Inc.	419,968	36,012,256
Bottomline Technologies (de), Inc. (a)	863,499	22,183,289
Exa Corporation (a)(b)	896,433	12,370,775
NIC, Inc.	954,300	18,083,985
PROS Holdings, Inc. (a)	870,000	23,829,300
SPS Commerce, Inc. (a)	323,800	20,645,488
Tyler Technologies, Inc. (a)	116,325	20,434,813
		175,142,818

Total Investments at Value - 95.2% (Cost $644,155,139)		$1,059,168,335

Other Assets in Excess of Liabilities - 4.8%		53,377,552

Net Assets - 100.0%		$1,112,545,887

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 5).

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 12.1%
Auto & Auto Parts - 0.9%
Dorman Products, Inc. (a)	2,425	$200,717

Consumer Services - 6.5%
Bright Horizons Family Solutions, Inc. (a)	7,825	604,168
HealthStream, Inc. (a)	11,200	294,784
Stamps.com, Inc. (a)	2,845	440,620
		1,339,572
Distributors - 1.4%
Pool Corporation	2,425	285,107

Leisure - 1.7%
Polaris Industries, Inc.	3,780	348,630

Specialty Retail - 1.6%
SiteOne Landscape Supply, Inc. (a)	6,350	330,581

Energy - 1.5%
Energy Equipment & Services - 1.5%
Core Laboratories N.V.	3,075	311,405

Financial Services - 1.9%
Insurance - 1.9%
Markel Corporation (a)	400	390,344

Health Care - 24.1%
Health Care Equipment & Supplies - 1.6%
West Pharmaceutical Services, Inc.	3,400	321,368

Health Care Services - 5.4%
Medidata Solutions, Inc. (a)	5,980	467,636
Omnicell, Inc. (a)	14,950	644,345
		1,111,981

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Health Care - 24.1% (Continued)
Medical Equipment & Supplies - 12.8%
Align Technology, Inc. (a)	4,775	$716,823
Bio-Techne Corporation	3,900	458,250
Cantel Medical Corporation	3,975	309,692
IDEXX Laboratories, Inc. (a)	1,425	230,023
Neogen Corporation (a)	6,550	452,671
Teleflex, Inc.	2,350	488,236
		2,655,695
Pharmaceuticals & Biotech - 4.3%
Ligand Pharmaceuticals, Inc. (a)	3,325	403,655
Repligen Corporation (a)	11,775	487,956
		891,611
Industrials - 2.3%
Commercial Services & Supplies - 1.0%
Healthcare Services Group, Inc.	4,400	206,052

Machinery - 1.3%
John Bean Technologies Corporation	2,635	258,230

Information Technology - 1.0%
IT Services - 1.0%
Jack Henry & Associates, Inc.	2,050	212,934

Materials & Processing - 6.9%
Building Materials & Services - 5.3%
AAON, Inc.	13,175	485,499
Simpson Manufacturing Company, Inc.	6,765	295,698
Trex Company, Inc. (a)	4,625	312,928
		1,094,125
Chemicals & Synthetics - 1.6%
Balchem Corporation	4,100	318,611

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Producer Durables - 28.6%
Commercial Services - 15.1%
Copart, Inc. (a)	19,575	$622,289
CoStar Group, Inc. (a)	2,500	659,000
Exponent, Inc.	6,045	352,424
IHS Markit Ltd. (a)	6,350	279,654
Rollins, Inc.	16,200	659,502
WageWorks, Inc. (a)	8,200	551,040
		3,123,909
Machinery - 4.0%
Graco, Inc.	5,425	592,844
Proto Labs, Inc. (a)	3,370	226,632
		819,476
Scientific Instruments & Services - 2.6%
A.O. Smith Corporation	5,700	321,081
Donaldson Company, Inc.	4,725	215,176
		536,257
Transportation & Freight - 6.9%
HEICO Corporation - Class A	10,587	656,924
Mobile Mini, Inc.	6,125	182,831
Westinghouse Air Brake Technologies Corporation	6,540	598,410
		1,438,165
Technology - 21.6%
Electronics - 2.7%
Cognex Corporation	1,700	144,330
IPG Photonics Corporation (a)	2,925	424,417
		568,747
Information Technology - 18.9%
ACI Worldwide, Inc. (a)	13,700	306,469
ANSYS, Inc. (a)	5,425	660,114
Blackbaud, Inc.	7,820	670,565
Bottomline Technologies (de), Inc. (a)	8,825	226,714
Guidewire Software, Inc. (a)	7,425	510,172
NIC, Inc.	11,775	223,136

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Technology - 21.6% (Continued)
Information Technology - 18.9% (Continued)
SPS Commerce, Inc. (a)	5,875	$374,590
Tyler Technologies, Inc. (a)	3,360	590,251
Ultimate Software Group, Inc. (The) (a)	1,605	337,147
		3,899,158

Total Investments at Value - 100.0% (Cost $15,136,057)		$20,662,675

Other Assets in Excess of Liabilities - 0.0% (b)		7,085

Net Assets - 100.0%		$20,669,760

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

1.	Securities Valuation

Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Securities that are traded on any exchange are valued at the last quoted sale price on the primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except, when in the opinion of Conestoga Capital Advisors, LLC (the “Adviser”), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,059,168,335	$-	$-	$1,059,168,335

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$20,662,675	$-	$-	$20,662,675

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of June 30, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2017:

	Conestoga Small Cap Fund	Conestoga SMid Cap Fund

Tax cost of portfolio investments	$645,265,439	$15,136,057

Gross unrealized appreciation	$419,282,046	$5,878,972
Gross unrealized depreciation	(5,379,150)	(352,354)

Net unrealized appreciation	$413,902,896	$5,526,618

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Conestoga Small Cap Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2017, Conestoga SMid Cap Fund had 28.6% of the value of its net assets invested in stocks within the Producer Durables sector.

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

5.	Affiliated Issuers
A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represents 5% or more of the outstanding voting shares of that company. As of June 30, 2017, the Conestoga Small Cap Fund owns 6.01% and 5.52%, respectively, of the outstanding voting shares of Exa Corporation and Mesa Laboratories, Inc. Further information on these holdings for the period ended June 30, 2017 appears below:

Conestoga Small Cap Fund
From September 30, 2016 To June 30, 2017
	Exa Corporation	Mesa Laboratories, Inc.

Percentage of Outstanding Voting Shares Owned	6.01%	5.52%
Shares at Beginning of Period	788,398	211,386
Shares Purchased During the Period	108,035	7,500
Shares Sold During the Period	-	(14,500)
Shares at End of Period	896,433	204,386
Value at Beginning of Period	$12,653,788	$24,174,103
Cost of Purchases During the Period	1,671,154	899,606
Proceeds from Sales During the Period	-	(2,019,854)
Change in Unrealized Appreciation (Depreciation)	(1,954,167)	5,996,712
Value at End of Period	$12,370,775	$29,290,558
Net Realized Gains (Losses) During the Period	$-	$239,991
Dividend Income Earned During the Period	$-	$102,745

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	July 21, 2017

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Treasurer and Chief Financial Officer

Date	July 21, 2017

*	Print the name and title of each signing officer under his or her signature.